Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
At January 1	£ 639	£ 371
Re-measurement of liability	4	480
Accretion of interest	29	21	£ 18
Payments	(270)	(227)
Effect of foreign currency exchange differences	(6)	(6)
At December 31	396	639	£ 371
Current	206	243
Non-current	£ 190	£ 396